Other expenses (Details) - Schedule of other expenses - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other expenses [Abstract]
Advertising and promotion expenses	¥ 29,171,942	¥ 30,471,983	¥ 45,789,035
Litigation fees	12,019,673	24,764,412	25,305,057
Entertainment and travelling expenses	10,793,089	7,010,704	10,905,234
Office and commute expenses	10,711,801	9,120,261	21,835,262
Consulting fees	9,330,732	14,486,656	16,762,953
Attorney fees	6,678,111	8,503,270	23,748,333
Communication expenses	3,861,529	2,495,071	2,874,165
Depreciation and amortization	3,821,788	6,047,226	10,917,300
Directors and officers liability insurance	3,545,117	4,232,722	6,433,824
Research and development expenses	1,602,095	9,960,607	2,430,338
Others	8,964,511	6,949,270	15,677,035
Total	¥ 100,500,388	¥ 124,042,182	¥ 182,678,536